Securitizations and Variable Interest Entities - Type and Carrying Value of Financial Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Liabilities [Abstract]
Long-term borrowings	¥ 8,129,559	¥ 8,336,296
Transferred to SPEs [Member]
Trading assets
Equities	22,000	83,000
Debt securities	24,000	26,000
CMBS and RMBS	¥ 20,000	¥ 22,000
Long-term loans receivable
Total	¥ 66,000	¥ 131,000
Liabilities [Abstract]
Long-term borrowings	¥ 127,000	¥ 129,000